Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated income statement
Revenue	€ 45,580	€ 43,809
Cost of sales	(30,574)	(30,086)
Gross profit	15,006	13,723
Selling and distribution expenses	(3,358)	(3,522)
Administrative expenses	(5,713)	(5,350)
Net credit losses on financial assets	(561)	(664)
Share of results of equity accounted associates and joint ventures	211	342
Other income	79	568
Operating profit	5,664	5,097
Investment income	254	330
Financing costs	(1,964)	(1,027)
Profit before taxation	3,954	4,400
Income tax expense	(1,330)	(3,864)
Profit for the financial year	2,624	536
Attributable to:
- Owners of the parent	2,088	112
- Non-controlling interests	536	424
Profit for the financial year	€ 2,624	€ 536
Profit per share
Basic profit per share	€ 0.0720	€ 0.0038
Diluted profit per share	€ 0.0717	€ 0.0038